Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Common Stock	Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2023		$ 913,785	$ 35,588,214	$ (21,613,133)	$ (197,571)	$ 14,691,295
Balance (in Shares) at Mar. 31, 2023	[1]	457,365
Net loss				(9,696,158)		(9,696,158)
Shares issued for convertible notes		$ 540,971	361,467			902,438
Shares issued for convertible notes (in Shares)	[1]	270,486
Foreign currency translation gain					(821,240)	(821,240)
Balance at Sep. 30, 2023		$ 1,454,756	35,949,681	(31,309,291)	(1,018,811)	5,076,335
Balance (in Shares) at Sep. 30, 2023	[1]	727,851
Balance at Mar. 31, 2024		$ 4,352,290	35,315,616	(24,711,665)	(1,025,795)	13,930,446
Balance (in Shares) at Mar. 31, 2024	[1]	2,218,206
Net loss				(802,568)		(802,568)
Shares issued for convertible notes		$ 3,376,530	(1,926,394)			1,450,136
Shares issued for convertible notes (in Shares)	[1]	1,688,265
Foreign currency translation gain					456,943	456,943
Balance at Sep. 30, 2024		$ 7,728,820	$ 33,389,222	$ (25,514,233)	$ (568,853)	$ 15,034,956
Balance (in Shares) at Sep. 30, 2024	[1]	3,906,471

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.